Other Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other gains and losses [Abstract]
Schedule of other gains and losses [Text Block]
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Foreign exchange gains (losses), net	$770,325	(1,364,929)	(41,391)
Gains (losses) on valuation of financial instruments at FVTPL, net	(411,437)	1,646,034	507,532
Gains (losses) on disposals of investments and financial assets, net	(333,858)	42,788	-
Gains on disposals of property, plant and equipment, net	24,278	330,814	1,923,044
Impairment losses on assets	(34,733)	(1,046,668)	(399,363)
Litigation losses and others	(940,248)	(584,599)	(501,770)
	$(925,673)	(976,560)	1,488,052